Document and Entity Information	6 Months Ended
Jun. 30, 2025
Document and Entity Information
Entity Registrant Name	SWEDISH EXPORT CREDIT CORP /SWED/
Entity Central Index Key	0000352960
Document Type	6-K
Document Period End Date	Jun. 30, 2025
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2